PROVISION FOR EMPLOYEE BENEFITS - Movements in long term provision (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in provisions
Balance at beginning	₺ 201,287
Balance at ending	262,943	₺ 201,287
Cash-settled share-based payments
Movements in provisions
Charge for the year	96,218
Monetary gain	(21,978)
Balance at ending	74,240
Post-employment benefits
Movements in provisions
Balance at beginning	201,287	197,075
Charge for the year	61,086	63,157
Interest cost	41,483	28,147
Actuarial losses	4,965	28,890
Payments during the year	(64,073)	(46,289)
Monetary gain	(56,045)	(69,693)
Balance at ending	₺ 188,703	₺ 201,287